Fair Value Measurements	12 Months Ended
Dec. 31, 2025
SAP America, Inc. 401(k) Plan
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

(3)Fair Value Measurements

Fair value (as described in FASB ASC Topic 820) is the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. FASB ASC Topic 820 establishes a framework for measuring fair value. It establishes a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

Valuation Hierarchy

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy under FASB ASC Topic 820 are described as follows:

Level 1

Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets and liabilities include registered investment companies (mutual funds), money market funds, common stocks and brokerage option.

Level 2

Observable inputs other than Level 1 prices, for example, quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs that are observable or can be corroborated, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 assets and liabilities include items that are traded less frequently than exchange traded securities and whose model inputs are observable in the markets or can be corroborated by market observable data. Examples in this category are common collective trust funds.

Level 3

Inputs to the valuation methodology are unobservable and significant to the fair value measurement. These unobservable inputs reflect the Plan’s own assumptions about the market that participants would use to price an asset based on the best information available in the circumstances. The Plan has no Level 3 investments.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

Valuation Methodologies

Following is a description of the valuation methodologies used for instruments measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Registered Investment Companies: Mutual funds and Money Market funds are valued at the net asset value (NAV) on a market exchange. Each fund’s NAV is calculated as of the close of business of the New York Stock Exchange and National Association of Securities Dealers Automated Quotations. The funds are open-ended and trade in accordance with Securities and Exchange requirements at a quoted market price.

SAP ADR Stock Fund: The stock fund includes the Parent Company’s common stock and is valued at the closing price reported in the active market in which the individual securities are traded.

Vanguard Brokerage Option: Equities are valued at last quoted sales price as of the close of business.

Common Collective Trust Funds: These investments are public investment securities valued using the NAV provided by the Trustee. The NAV is quoted on a private market that is not active; however, the unit price is based on underlying investments, which are traded on an active market.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies and assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table summarizes, by level within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,095,317,017	$—	$—	$3,095,317,017
Vanguard Brokerage Option	215,176,354			215,176,354
SAP ADR Stock Fund	118,251,590	—	—	118,251,590
Common Collective Trust Funds	—	5,561,237,964	—	5,561,237,964
Total investments measured at fair value	$3,428,744,961	$5,561,237,964	$—	8,989,982,925
Common Collective Trust Funds measured at net asset value*				192,585,852
Total investments				$9,182,568,777

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,740,041,467	$—	$—	$2,740,041,467
Vanguard Brokerage Option	177,375,039			177,375,039
SAP ADR Stock Fund	121,650,017	—	—	121,650,017
Common Collective Trust Funds	—	4,824,017,495	—	4,824,017,495
Total investments measured at fair value	$3,039,066,523	$4,824,017,495	$—	7,863,084,018
Common Collective Trust Funds measured at net asset value*				216,679,418
Total investments				$8,079,763,436
*

Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.